Financing receivables (Tables)	12 Months Ended
Mar. 31, 2017
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2016 and 2017 were as follows. Installment receivables and related allowance for doubtful accounts are included in “Other” column, since these amounts are immaterial.

	Millions of yen
	2016
	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2015	¥6,114	¥—	¥4,266	¥10,380

Provision	9,613	—	(388)	9,225
Charge-offs	(5,652)	—	(39)	(5,691)
Balance as of March 31, 2016	¥10,075	¥—	¥3,839	¥13,914

Ending balance: collectively evaluated for impairment	10,075	—	77	10,152
Ending balance: individually evaluated for impairment	—	—	3,762	3,762
Financing receivables:
Balance as of March 31, 2016	¥276,492	¥283,274	¥18,686	¥578,452

Ending balance: collectively evaluated for impairment	276,492	283,274	9,264	569,030
Ending balance: individually evaluated for impairment	—	—	9,422	9,422

The cost of installment receivables and credit card receivables which were sold for the fiscal year ended March 31, 2016 were ¥756,710 million and ¥46,099 million, respectively. The balance of receivables held for sale as of March 31, 2016 which was reclassified from installment receivables and credit card receivables were ¥939,394 million and ¥3,653 million, respectively.

	Millions of yen
	2017
	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2016	¥10,075	¥—	¥3,839	¥13,914

Provision	12,670	—	5,364	18,034
Charge-offs	(10,075)	—	(175)	(10,250)
Balance as of March 31, 2017	¥12,670	¥—	¥9,028	¥21,698

Ending balance: collectively evaluated for impairment	12,670	—	54	12,724
Ending balance: individually evaluated for impairment	—	—	8,974	8,974
Financing receivables:
Balance as of March 31, 2017	¥347,557	¥299,467	¥18,451	¥665,475

Ending balance: collectively evaluated for impairment	347,557	299,467	9,472	656,496
Ending balance: individually evaluated for impairment	—	—	8,979	8,979